REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Over time:
Charter hire	$ 210,079	$ 81,212	$ 94,924
Freight revenue	245,179	122,766	164,280
Vessel revenue	455,258	203,978	259,204
Management fees	581	1,526	5,019
Miscellaneous	0	0	2
Other	581	1,526	5,021
At a point in time:
Sale of ships	0	4,937	7,645
Sale of bunkers and other consumables	0	241	422
Ship sales	0	5,178	8,067
Revenue	$ 455,839	$ 210,682	$ 272,292